Equity - Additional information - cash flow hedge, treasury shares, retained earnings and IAS 29 hyperinflation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions				1 Months Ended				5 Months Ended	6 Months Ended
	Jul. 01, 2022	May 18, 2022	May 06, 2022	May 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Feb. 28, 2021	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of equity [Line Items]
Share buyback programme authorized			€ 1,250					€ 1,744	€ 380
Share buyback programme, shares									35
Shares repurchased, average price per share									€ 10.22
Share buyback programme, amount									€ 362
Dividend per ordinary share paid				€ 0.41		€ 0.21	€ 0.12		€ 0.17
Other cash distributions		€ 380		€ 874
Equity									€ 56,323	€ 54,883	€ 52,802	€ 52,640
Currency translation reserve									(1,934)		(3,483)
Retained earnings									40,167		35,462
IAS 29 hyperinflation impact									(250)
Application of IAS 29 Hyperinflation policy [member]
Disclosure of equity [Line Items]
Equity									99
Currency translation reserve									924
Retained earnings									(563)
Revaluation reserves									(18)
IAS 29 hyperinflation impact									(244)
Retained earnings [member]
Disclosure of equity [Line Items]
Cash dividend paid					€ 1,545
Dividend per ordinary share paid				€ 0.232	€ 0.41
Other cash distributions				€ 874
Equity									40,167	34,882	€ 35,462	€ 32,149
Share buyback programme transactions [member]
Disclosure of equity [Line Items]
Shares cancelled	140
Reserve of cash flow hedges [member]
Disclosure of equity [Line Items]
Unrealised revaluations									€ 2,076	€ 1,603